Significant Events - Summary of Provision for Samarco Dam Failure (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Disclosure of other provisions [line items]
Current	$ 2,810	$ 2,175
Non-current	11,185	8,928
Samarco dam failure [member]
Disclosure of other provisions [line items]
At the beginning of the financial year	1,914	1,285
Movement in provisions	137	629
Utilised	(369)	(328)
Change in estimate - Samarco dam failure provision	916	579
Change in estimate - Samarco Germano dam decommissioning	37	263
Amortisation of discounting impacting net finance costs	93	108
Exchange translation	(540)	7
Current	896	440
Non-current	1,155	1,474
At the end of the financial year	$ 2,051	$ 1,914